Note 6 - Notes Payable (Details)	Jun. 30, 2015 USD ($)	Jun. 05, 2015 USD ($)	Jun. 03, 2015 USD ($)	May. 18, 2015 USD ($)	May. 01, 2015 USD ($)	Apr. 02, 2015 USD ($)	Mar. 23, 2015 USD ($)	Mar. 06, 2015 USD ($)	Mar. 03, 2015 USD ($)	Feb. 17, 2015 USD ($)
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 276,450
Long-term Debt, Maturities, Repayments of Principal in Year Two	$ 212,950
Franchise from Roth Pelan Enterprises LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount										$ 155,000
Number of Franchises										2
Number of Acquired Franchises to Develop										1
Debt Instrument, Interest Rate, Stated Percentage										1.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year										$ 25,000
Franchise from TJSC LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount										$ 60,000
Number of Franchises									4
Number of Acquired Franchises to Develop									1
Debt Instrument, Interest Rate, Stated Percentage									4.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year									$ 30,000
Franchises from The Joint San Gabriel Valley Inc [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 10,000	$ 30,000
Number of Franchises								2
Number of Acquired Franchises to Develop								7
Debt Instrument, Interest Rate, Stated Percentage							1.50%	1.50%
Franchise from The Joint Chiropractic Bell Towne LLC [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						$ 58,500
Debt Instrument, Interest Rate, Stated Percentage						1.50%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year						$ 25,000
Franchise from San Diego Joint Development Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 80,900
Number of Franchises					2
Number of Acquired Franchises to Develop					6
Debt Instrument, Interest Rate, Stated Percentage					4.25%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year					$ 40,450
Long-term Debt, Maturities, Repayments of Principal in Year Two					$ 40,450
Franchise from First Light Junction [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 75,000
Number of Franchises				3
Number of Acquired Franchises to Develop				2
Debt Instrument, Interest Rate, Stated Percentage				4.00%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				$ 25,000
Franchise from First Light Junction [Member] | Payable February 18, 2016 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two				25,000
Franchise from First Light Junction [Member] | Payable November 18, 2016 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two				$ 25,000
Franchise from WHB Franchise Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			$ 100,000
Number of Franchises			2
Number of Acquired Franchises to Develop			4
Debt Instrument, Interest Rate, Stated Percentage			5.25%
Long-term Debt, Maturities, Repayments of Principal in Year Two			$ 50,000
Franchise from WHB Franchise Inc. [Member] | Payable on October 3, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			25,000
Franchise from WHB Franchise Inc. [Member] | Payable on December 3, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			$ 25,000
Franchise from Clear Path Ventures Inc. [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		$ 75,000
Number of Franchises		3
Number of Acquired Franchises to Develop		3
Debt Instrument, Interest Rate, Stated Percentage		4.25%
Long-term Debt, Maturities, Repayments of Principal in Year Two		$ 37,500
Franchise from Clear Path Ventures Inc. [Member] | Payable on October 5, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		25,000
Franchise from Clear Path Ventures Inc. [Member] | Payable on December 5, 2015 [Member]
Note 6 - Notes Payable (Details) [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		$ 12,500